MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]

Note 4:-      Marketable securities

The Group invests in marketable debt and equity securities, which are classified as trading securities and as available-for-sale securities. The following is a summary of marketable securities:

a.	Composition:

	December 31,
	2010	2011
Short-term:
Trading securities (1)	35,313	13,106
Available-for-sale securities	2,857	1,241

Total short-term securities	38,170	14,347

Long-term:
Available-for-sale security (2)	2,828	2,746

Total long-term securities	2,828	2,746

(1)	The Company recognized trading gains (losses) in the amounts of $ 2,276 and $ (197) during the years ended December 31, 2010 and 2011, respectively.

(2)	The balance as of December 31, 2010 and 2011 includes auction rate securities in amounts of $2,373 and 2,233, respectively. The auction rate security’s interest rates are reset through a "Dutch" auction each month. The monthly auctions historically have provided a liquid market for these securities. With the liquidity issues experienced in global credit and capital markets, the available for sale securities have experienced multiple failed auctions as the amount of securities submitted for sale has exceeded the amount of purchase orders. During 2011, other than temporary impairment loss of $ 200 on auction rate securities was recorded.

b.	The following is a summary of marketable securities which are classified as available-for-sale:
	December 31,
	2010				2011
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value

Available-for-sale:

Government bonds	407	-	37	444	407	-	28	435
Commercial bonds	4,614	127	90	4,577	2,871	67	67	2,871
Equity securities	1,618	1,045	91	664	1,105	474	50	681

Total available-for-sale marketable securities	6,639	1,172	218	5,685	4,383	541	145	3,987

Out of the unrealized losses as of December 31, 2010 and 2011, $ 1,370 and $518, respectively, of losses are outstanding over a twelve month period. The fair value of the marketable securities that bear losses over a twelve month period as of December 31, 2010 and 2011 is $ 2,828 and $ 513, respectively.

During the years ended December 31, 2010 and 2011, the Company recorded an impairment loss for its investment in equity securities in an amount of $ 155 and $ 514, respectively.

In 2010 and 2011, the Company received proceeds from sale and maturity of available for-sale marketable securities of $ 5,079 and $ 1,507, respectively, and recorded related net gains (losses) of $ (77) and $ 20 in financial income, respectively.

c.	The amortized costs of available-for-sale debt securities at December 31, 2011, by contractual maturities, are shown below:

	Amortized	Unrealized gains (losses)		Estimated
	cost	Gains	Losses	fair value

Due in one year or less	399	1	-	400
Due between one year to five years	2,879	94	67	2,906

	3,278	95	67	3,306

d.	The following is the change in the other comprehensive income of available-for-sale securities during 2011:

Other comprehensive income

Other comprehensive loss from available-for-sale securities as of January 1, 2011	(954)

Other than temporary impairment on marketable securities	714
Reclassification of earnings of realized gain from available-for-sale securities	(20)
Unrealized loss from available-for-sale securities	(136)

Other comprehensive loss from available-for-sale securities as of December 31, 2011	(396)

The following is the change in the other comprehensive income of available-for-sale securities during 2010:

Other comprehensive income

Other comprehensive loss from available-for-sale securities as of January 1, 2010	1,354

Other than temporary impairment on marketable securities	(155)
Reclassification of losses of realized loss from available-for-sale securities, net	(188)
Unrealized gain from available-for-sale securities, net	(57)

Other comprehensive loss from available-for-sale securities as of December 31, 2010	954